Inventories (Details) - Schedule of Inventories - Inventories [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 3,016,509	$ 2,958,413
Finished goods	3,830,876	2,590,651
Work in progress	18,421,003	10,289,693
Others	4,679	4,789
Total	$ 25,273,067	$ 15,843,546